SCHEDULE OF OTHER INFORMATION RELATED TO LEASES (Details) - USD ($)	3 Months Ended		9 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Right-of-use Asset And Lease Liability
Operating lease cost	$ 103,263		$ 131,632
Operating cash outflows from operating leases	$ 33,605		$ 33,605
Weighted-average discount rate	13.50%		13.50%
Weighted-average remaining lease term	7 years 3 months 18 days		7 years 3 months 18 days